Leases - Summary of Movement in Lease Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Movements In Lease Liabilities [Line Items]
Opening balance	$ 166,994	$ 191,907
Interest payment on lease liabilities	(13,307)	(12,657)	$ (13,689)
Rent concessions		21
Closing balance	198,982	166,994	$ 191,907
Cash Out flows [Member]
Disclosure Of Movements In Lease Liabilities [Line Items]
Principal payment of lease liabilities	(28,125)	(26,235)
Interest payment on lease liabilities	(12,749)	(12,826)
Non Cash Adjustments [Member]
Disclosure Of Movements In Lease Liabilities [Line Items]
On acquisition	3,440	1,521
Additions	40,293	5,403
Terminations/modifications	25,013	2,282
Interest accrued	13,307	12,657
Rent concessions		(21)
Translation adjustments	$ (9,191)	$ (7,694)